                                  CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), the undersigned hereby certifies as follows:

1. This filing is made on behalf of Janus Investment Fund (the "Registrant"). The Registrant's 1933 Act No. is 002-34393 and Registrant's 1940 Act No. is 811-01879.

2. There are no changes to the Prospectuses from the forms of the Prospectuses that were filed in Post-Effective Amendment No. 128
      ("PEA No. 128") on November 27, 2009, pursuant to Rule 485(b) under the 1933 Act for the following funds:

INTECH Risk-Managed Growth Fund                  Janus International Equity Fund
 -  Class A Shares                                -  Class A Shares
 -  Class C Shares                                -  Class C Shares
 -  Class I Shares                                -  Class I Shares
 -  Class S Shares                                -  Class R Shares
 -  Class T Shares                                -  Class S Shares
INTECH Risk-Managed International Fund            -  Class T Shares
 -  Class A Shares                               Janus International Forty Fund
 -  Class C Shares                                -  Class A Shares
 -  Class I Shares                                -  Class C Shares
 -  Class S Shares                                -  Class I Shares
 -  Class T Shares                                -  Class S Shares
INTECH Risk-Managed Value Fund                    -  Class T Shares
 -  Class A Shares                               Janus Long/Short Fund
 -  Class C Shares                                -  Class A Shares
 -  Class I Shares                                -  Class C Shares
 -  Class S Shares                                -  Class I Shares
 -  Class T Shares                                -  Class R Shares
Janus Forty Fund                                  -  Class S Shares
 -  Class A Shares                                -  Class T Shares
 -  Class C Shares                               Janus Modular Portfolio Construction(R) Fund
 -  Class I Shares                                -  Class A Shares
 -  Class R Shares                                -  Class C Shares
 -  Class S Shares                                -  Class I Shares
 -  Class T Shares                                -  Class S Shares
Janus Global Real Estate Fund                     -  Class T Shares
 -  Class A Shares                               Perkins Large Cap Value Fund
 -  Class C Shares                                -  Class A Shares
 -  Class I Shares                                -  Class C Shares
 -  Class S Shares                                -  Class I Shares
 -  Class T Shares                                -  Class S Shares
                                                  -  Class T Shares

      (collectively, the "Funds")

3.    The text of PEA No. 128 has been filed electronically.

DATED:  December 2, 2009
                                       JANUS INVESTMENT FUND
                                       on behalf of the Funds

                                       By /s/ Stephanie Grauerholz-Lofton
                                          -------------------------------------
                                       Stephanie Grauerholz-Lofton
                                       Vice President